Income Tax Expense (Recovery) - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	$ 2,106	$ 2,047
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	40,556	31,061
Increases for positions related to the current year	4,121	2,337
Decrease related to statute of limitations	0	(312)
Ending balance	$ 46,783	$ 35,133